INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible assets, net:
Intangible assets, net, beginning balance	¥ 7,799		¥ 17,188
Acquisition of subsidiaries (note 4)	454,013
Addition of software	1,779		749
Disposal of centers	(2,586)		(3,311)
Amortization expenses	(4,161)	$ (605)	(6,229)	¥ (10,760)
Intangible asset impairment			(598)
Intangible assets, net, ending balance	456,844	66,445	7,799	17,188
Intangible assets, cost					¥ 529,731
Less: accumulated amortization					(72,289)
Less: intangible asset impairment					(598)
Intangible assets, net at December 31, 2018	7,799	66,445	17,188	17,188	456,844
Customer Relationships intangibles [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	6,171		14,285
Acquisition of subsidiaries (note 4)	0
Addition of software	0		0
Disposal of centers	(2,586)		(3,117)
Amortization expenses	(558)		(4,399)
Intangible asset impairment			(598)
Intangible assets, net, ending balance	3,027	440	6,171	14,285
Intangible assets, cost					45,460
Less: accumulated amortization					(41,835)
Less: intangible asset impairment					(598)
Intangible assets, net at December 31, 2018	6,171	440	14,285	14,285	3,027
Operating Lease Intangibles [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	306		801
Acquisition of subsidiaries (note 4)	0
Addition of software	0		0
Disposal of centers	0		(194)
Amortization expenses	(52)		(301)
Intangible asset impairment			0
Intangible assets, net, ending balance	254	37	306	801
Intangible assets, cost					14,732
Less: accumulated amortization					(14,478)
Less: intangible asset impairment					0
Intangible assets, net at December 31, 2018	306	37	801	801	254
Operating License intangibles [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	0		0
Acquisition of subsidiaries (note 4)	437,350
Addition of software	0		0
Disposal of centers	0		0
Amortization expenses	(2,056)		0
Intangible asset impairment			0
Intangible assets, net, ending balance	435,294	63,311	0	0
Intangible assets, cost					437,350
Less: accumulated amortization					(2,056)
Less: intangible asset impairment					0
Intangible assets, net at December 31, 2018	0	63,311	0	0	435,294
Favorable lease intangibles [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	0		0
Acquisition of subsidiaries (note 4)	16,010
Addition of software	0		0
Disposal of centers	0		0
Amortization expenses	(318)		0
Intangible asset impairment			0
Intangible assets, net, ending balance	15,692	2,282	0	0
Intangible assets, cost					16,010
Less: accumulated amortization					(318)
Less: intangible asset impairment					0
Intangible assets, net at December 31, 2018	0	2,282	0	0	15,692
Other Intangible Assets [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	1,322		2,102
Acquisition of subsidiaries (note 4)	653
Addition of software	1,779		749
Disposal of centers	0		0
Amortization expenses	(1,177)		(1,529)
Intangible asset impairment			0
Intangible assets, net, ending balance	2,577	375	1,322	2,102
Intangible assets, cost					16,179
Less: accumulated amortization					(13,602)
Less: intangible asset impairment					0
Intangible assets, net at December 31, 2018	¥ 1,322	$ 375	¥ 2,102	¥ 2,102	¥ 2,577